Award Timing Disclosure $ / shares in Units, share in Thousands	12 Months Ended
	Dec. 31, 2024	Mar. 06, 2024 USD ($) share $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Long-Term Equity Incentive Awards

In 2024, the Committee did not take material nonpublic information into account when determining the timing and terms of equity-based awards, including stock options, and the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2024, the Compensation Committee granted a stock option award to Mr. Madsen within the period beginning four business days before our filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information (other than a current report on Form 8-K disclosing a material new stock option award under Item 5.02(e) of such Form 8-K) and ending one business day after the filing or furnishing of such report. This option grant to Mr. Madsen was in connection with his appointment as CEO, which was effective March 6, 2024, one day prior to our earnings release on March 7, 2024. The following information regarding this option grant is provided in accordance with SEC rules:

Name	Grant Date	Number of Securities Underlying Award	Exercise Price	Grant Date Fair Value	Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information
Drew Madsen CEO	3/6/2024	250,000	$2.51	$262,500	(10.8)%

Award Timing Method	In 2024, the Committee did not take material nonpublic information into account when determining the timing and terms of equity-based awards, including stock options, and the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	In 2024, the Committee did not take material nonpublic information into account when determining the timing and terms of equity-based awards, including stock options, and the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying Award	Exercise Price	Grant Date Fair Value	Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information
Drew Madsen CEO	3/6/2024	250,000	$2.51	$262,500	(10.8)%

Drew Madsen [Member]
Awards Close in Time to MNPI Disclosures
Name		Drew Madsen CEO
Underlying Securities | share		250
Exercise Price | $ / shares		$ 2.51
Fair Value as of Grant Date | $		$ 262,500
Underlying Security Market Price Change		(0.108)